INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$ 8,157	$ 477
Net operating loss carry forwards	1,023	584
Subtotal	9,180	1,061
Deferred tax liabilities:
Intangible assets acquired in business combination	(3,263)
Less: valuation allowance	(9,180)	$ (1,061)	$ (25,240)	$ (388)
Deferred tax liabilities, net	$ (3,263)